Related Party Transactions - Farm Credit West (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Farm Credit West [Member]	Dec. 31, 2011 Farm Credit West [Member]	Dec. 31, 2012 Long-Term Standby Purchase Commitments [Member] Farm Credit West [Member]	Dec. 31, 2011 Long-Term Standby Purchase Commitments [Member] Farm Credit West [Member]	Dec. 31, 2012 Commitment fees [Member] Farm Credit West [Member]	Dec. 31, 2011 Commitment fees [Member] Farm Credit West [Member]	Dec. 31, 2006 Conversion of Long-Term Standby Purchase Commitments to Farmer Mac Guaranteed Securirites [Member] Farm Credit West [Member]	Dec. 31, 2003 Conversion of Long-Term Standby Purchase Commitments to Farmer Mac Guaranteed Securirites [Member] Farm Credit West [Member]	Dec. 31, 2012 Conversion of Long-Term Standby Purchase Commitments to Farmer Mac Guaranteed Securirites [Member] Farm Credit West [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party														$ 8,100,000	$ 2,100,000			$ 129,000,000	$ 722,300,000
Guarantee and commitment fees	6,768,000	6,819,000	6,759,000	6,612,000	6,568,000	6,401,000	6,064,000	5,930,000	26,958,000	24,963,000	24,821,000	1,900,000	2,300,000			300,000	300,000
Related Party Transactions, Outstanding Balance														95,400,000						420,900,000
Expense Related to Distribution or Servicing and Underwriting Fees												$ 900,000	$ 1,000,000